REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of revenue from contracts with customers [Abstract]
Schedule of Disaggregation of Revenue
The following tables present the Company’s revenues disaggregated by type of contracts, by revenue source regarding the industry vertical of the client and by currency. The Company provides technology services to enterprises in a range of industry verticals such as banks, financial services and insurance, media and entertainment, consumer, retail and manufacturing, travel and hospitality, professional services, technology and telecommunications and health care. The Company understands that disaggregating revenues into these categories achieves the disclosure objective to depict how the nature, amount, timing, and uncertainty of revenues may be affected by economic factors. However, this information is not considered by the chief operating decision-maker to allocate resources and in assessing financial performance of the Company. As noted in the business segment reporting information in note 27, the Company operates in a single operating and reportable segment.

	For the year ended December 31,
By Industry vertical	2025	2024	2023
Banks, Financial Services and Insurance	502,707	443,972	385,207
Media and Entertainment	490,469	526,585	454,380
Consumer, Retail & Manufacturing	461,460	447,592	351,880
Travel & Hospitality	315,052	281,178	187,346
Professional Services	233,825	252,580	261,233
Technology & Telecommunications	227,943	256,854	255,238
Health Care	173,458	173,905	167,705
Other Verticals	49,963	33,023	32,950
TOTAL	2,454,877	2,415,689	2,095,939

	For the year ended December 31,
By Currency(*)	2025	2024	2023
United States dollar (USD)	1,586,239	1,610,539	1,514,822
European euro (EUR)	289,789	305,061	251,865
Pound sterling (GBP)	110,279	71,672	35,094
Brazilian real (BRL)	103,379	115,212	58,822
Argentine peso (ARS)	101,992	83,609	74,311
Saudi riyal (SAR)	80,365	43,250	6,345
Mexican peso (MXN)	53,965	79,099	73,749
Chilean peso (CLP)	25,363	29,072	33,034
United Arab Emirates dirham (AED)	17,617	7,056	—
Colombian peso (COP)	17,577	14,874	17,392
Canadian dollar (CAD)	14,907	15,230	3,743
Peruvian sol (PEN)	14,630	15,771	13,380
Indian rupee (INR)	13,351	8,910	3,596
Australian dollar (AUD)	10,838	6,223	8,873
South African rand (ZAR)	7,522	3,912	—
Uruguayan peso (UYU)	3,095	2,984	—
Swiss franc (CHF)	1,836	2,344	551
Others	2,133	871	362
TOTAL	2,454,877	2,415,689	2,095,939
(*) Billing currency.

	For the year ended December 31,
By Contract Type	2025	2024	2023
Time and material contracts	1,638,501	1,714,120	1,654,280
Fixed-price contracts	686,358	606,860	383,867
Licenses, resales and others	130,018	94,709	57,792
TOTAL	2,454,877	2,415,689	2,095,939